Schedule of Related Party Loan Relates to an Interest Free Loan (Details)	6 Months Ended
	Dec. 31, 2025 AUD ($)
Energreen Nutrition Australia Pty Ltd., [Member]
Disclosure of transactions between related parties [line items]
Purchases of seed for related party	$ 4,100,425
Purchases of goods, related party transactions
Sales of meals for related party	2,550,561
Sales of property and other assets, related party transactions
Management fee	82,000
Leases as lessor, related party transactions
Soon Soon Oilmills Sdn Bhd [Member]
Disclosure of transactions between related parties [line items]
Purchases of seed for related party		[1]
Purchases of goods, related party transactions	866,280	[1]
Sales of meals for related party		[1]
Sales of property and other assets, related party transactions		[1]
Management fee		[1]
Leases as lessor, related party transactions		[1]
Sunmania Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Purchases of seed for related party
Purchases of goods, related party transactions
Sales of meals for related party
Sales of property and other assets, related party transactions	22,010
Management fee
Leases as lessor, related party transactions	$ 49,000

[1]	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.